/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending October 31, 2000

MFS Multimarket Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
10/9
Shares of
Beneficial Interest
100000
6.1875
6.81

Merrill Lynch
10/16
Shares of Beneficial Interest
100000
6.1875
6.70
Merrill Lynch
10/17
Shares of Beneficial Interest
85000
6.1875
6.70
Merrill Lynch
10/30
Shares of Beneficial Interest
50000
6.0000
6.68
Merrill Lynch
10/31
Shares of Beneficial Interest
30000
6.0000
6.69

Merrill Lynch



































































Total Shares Repurchased:  365,000
Remarks:	None.

MFS Multimarket Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer